Fees Summary	Aug. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 576,000
Previously Paid Amount	0.00
Total Fee Amount	79.55
Total Offset Amount	0.00
Net Fee	79.55
Narrative - Max Aggregate Offering Price	$ 576,000
Final Prospectus	true